Events Occurring After the Reporting Date (Details Narrative) $ / shares in Units, $ in Thousands											1 Months Ended	6 Months Ended
	Oct. 19, 2020 USD ($)	Oct. 05, 2020 USD ($)	Sep. 25, 2020 USD ($)	Sep. 03, 2020 USD ($) shares	Sep. 02, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	Aug. 25, 2020 USD ($) shares	Aug. 20, 2020 USD ($) shares	Aug. 18, 2020	May 14, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 NZD ($)	Jul. 31, 2019 NZD ($)	Oct. 31, 2020 shares	Sep. 03, 2020 $ / shares	Sep. 02, 2020 $ / shares	Aug. 31, 2020 $ / shares	Aug. 25, 2020 $ / shares	Aug. 20, 2020 $ / shares	Jan. 31, 2020 NZD ($)	Jan. 31, 2019 NZD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shareholder's equity												$ (1,708)	$ 4,018							$ (6,284)	$ 10,519
Minimum price per shares required, description										However the Group remains out of compliance with the requirement to have a minimum bid price of at least US$1.00 per share for continued listing under Nasdaq Listing Rule 5550(a)(2).
Proceeds from sale of stock													$ 9,923
Events occurring after reporting date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share sold | shares														138,252,413
Events occurring after reporting date [Member] | Convertible Promissory Note dated February 11, 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion price per share | $ / shares																			$ 0.1866
Events occurring after reporting date [Member] | Convertible Promissory Note dated July 24, 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion price per share | $ / shares															$ 0.2424	$ 0.2424	$ 0.2424	$ 0.2424
Number of warrant exercised | shares											7,251,581			7,251,581
Number of warrants converted into shares | shares											31,253,032			31,253,032
Events occurring after reporting date [Member] | Convertible Promissory Note dated July 24, 2020 [Member] | Pre-funded Warrants Member
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion price per share | $ / shares															$ 0.0001
Events occurring after reporting date [Member] | Bendon Conversion Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion price per share, description		The Bendon conversion shares constitute a separate share class in Bendon and confer no voting rights, have no rights to distributions. The Bendon conversion shares are convertible into the Naked Brand Group Limited ordinary shares at a conversion price equal to the closing market price of the Company's ordinary shares on the trading day immediately preceding the date the Lender or Bendon, as applicable, delivers a notice of conversion subject to floor of $0.05 per share. Bendon may not require more than US$0.1m Bendon conversion shares to be converted on any day.
Number of shere issued value		$ 3,800,000
Events occurring after reporting date [Member] | Maxim Group LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of gross proceeds retained											3.00%			3.00%
Events occurring after reporting date [Member] | St. George Investments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion price per share, description									Pursuant to the Amendment, subject to the Company's approval, the Holder may convert the outstanding balance of the Amended Note into the Company's ordinary shares at a conversion price per share that is equal to (i) a percentage of not less than 75%, multiplied by (ii) the lowest daily volume weighted average price of the Company's ordinary shares in the preceding 20 trading days, but in any event not less than the floor price specified in the Amendment.
US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholder's equity										$ 2,500,000
US [Member] | Events occurring after reporting date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of stock											$ 17,500,000
US [Member] | Events occurring after reporting date [Member] | Convertible Promissory Note dated February 11, 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion, converted instrument, shares issued | shares								1,875,670
Debt conversion, converted instrument, amount								$ 350,000
US [Member] | Events occurring after reporting date [Member] | Convertible Promissory Note dated July 24, 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion, converted instrument, shares issued | shares				3,316,521	2,050,000	2,100,000	3,197,195
Debt conversion, converted instrument, amount				$ 4,557,747	$ 496,920	$ 509,040	$ 775,000
US [Member] | Events occurring after reporting date [Member] | Convertible Promissory Note dated July 24, 2020 [Member] | Pre-funded Warrants Member
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion, converted instrument, shares issued | shares				15,492,344
Debt conversion, converted instrument, amount				$ 1,549
US [Member] | Events occurring after reporting date [Member] | Equity Distribution Agreement [Member] | Maxim Group LLC [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate offering price	$ 50,000,000		$ 18,500,000					$ 5,000,000
Compensation of services percentage																			3.00%